Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Environmental accrual rollforward table
The following table presents the changes in such accruals, which are primarily included in Long-term liabilities.

	Year Ended December 31,
	2011	2010	2009
Beginning balance	$20.2	$9.7	$9.6
Additional accruals	3.9	13.9	2.4
Less expenditures	(2.1)	(3.4)	(2.3)
Ending balance	$22.0	$20.2	$9.7